CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
OPERATING ACTIVITIES
Net income	$ 22,902	$ 23,176	$ 46,017	$ 41,597
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,301	1,287	2,546	2,502
Amortization of intangible assets	16,086	14,911	31,134	28,746
Stock-based compensation expense (Note 17)	3,736	3,015	6,523	5,167
Other non-cash operating activities	68	281	51	557
Deferred tax (recovery) expense	1,324	(2,000)	3,838	629
Changes in operating assets and liabilities (Note 21)	982	5,704	722	8,082
Cash provided by operating activities	46,399	46,374	90,831	87,280
INVESTING ACTIVITIES
Additions to property and equipment	(1,786)	(941)	(3,422)	(2,596)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(61,096)	(54,418)	(103,988)	(90,278)
Cash used in investing activities	(62,882)	(55,359)	(107,410)	(92,874)
FINANCING ACTIVITIES
Credit facility and other debt repayments	0	(1,068)	0	(1,068)
Payment of debt issuance costs	0	0	(66)	(60)
Issuance of common shares for cash, net of issuance costs (Note 15)	111	850	499	1,497
Payment of contingent consideration	(5,215)	0	(5,215)	0
Cash (used in) provided by financing activities	(5,104)	(218)	(4,782)	369
Effect of foreign exchange rate changes on cash	(1,162)	(576)	(3,046)	(78)
Decrease in cash	(22,749)	(9,779)	(24,407)	(5,303)
Cash, beginning of period	211,779	138,137	213,437	133,661
Cash, end of period	189,030	128,358	189,030	128,358
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	$ 3,709	$ 1,583	$ 7,803	$ 4,761